Stock Option Plan - Additional Information (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Income tax benefit		$ 348,000	$ 360,000
Performance Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term			10 years
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options exercised			6,065
MBG Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted			0
Number of options exercised			0
BYB Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted		0	212,400	1,634,568
Number of options exercised		0	19,498	0
Award contractual term		7 years 10 months 25 days	9 years 9 months 18 days	9 years 6 months
Proceeds from the exercise of stock options			$ 218,000
Income tax benefit			40,000
Fair value of stock options vested		$ 477,000	$ 13,000,000	$ 5,100,000
BYB Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock reserved and available for issuance	2,476,122
BYB Plan | Time Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term	10 years		10 years
BYB Plan | Time Options Grants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years		5 years
BYB Plan | Time Options Grants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	1 year		1 year
BYB Plan | Performance Options Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award contractual term	10 years
BYB Plan | Performance Options Grants | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	5 years		5 years
BYB Plan | Performance Options Grants | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Award vesting period	1 year		1 year